Form N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 02, 2026
Prospectus Date	Oct. 31, 2025